Prepayment for long-term investment	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Prepayment for long-term investment
9.	Prepayment for long-term investment
In December 2019, the Group entered into an agreement to obtain 40% equity interest of Shenzhen Xinyuhao Technology Co., Ltd. (“Shenzhen Xinyuhao”), with a consideration of RMB200 and a follow up capital injection of RMB199,800. The Group has effectively obtained the control of Shenzhen Xinyuhao on March 31, 2020 as the counter party to the agreement failed to fulfil its promise to make capital contribution in exchange of 60% of the equity interest of Shenzhen Xinyuhao.
In December 2019, Shenzhen Xinyuhao prepaid the RMB200,000 to purchase financing receivables from a third party, and Jimu Group provided an unconditional commitment to repurchase these financing receivables within 6 months. As the financing receivables were long overdue loans from Jimu Group’s platform, recovery through collections is remote, subsequently Shenzhen Xinyuhao required Jimu Group to repurchase these financing receivables. However with Jimu Group’s financial situation deterioration, it does not have the ability to perform its commitment to repurchase (Note 22), and there is no other substantial asset in Shenzhen Xinyuhao, thus the Group determined that the prepayment for long-term investment was not recoverable and full impairment was made to the balance as of December 31, 2019.